Trade and Other Receivables - Schedule of Trade and Other Receivables (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Expected credit losses (ECLs)	$ 1.5	$ 2.1